UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green River Management I, L.L.C.
Address: 610 Fifth Avenue
         Suite 305
         New York, New York  10020

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.835.1922

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     November 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $187,516 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107     6457   559527 SH       SOLE                   559527
AMEDISYS INC                   COM              023436108     1092    28000 SH       SOLE                    28000
ATP OIL & GAS CORP             COM              00208J108    20958   638199 SH       SOLE                   638199
BLUELINX HLDGS INC             COM              09624H109     5376   400000 SH       SOLE                   400000
CHEROKEE INC DEL NEW           COM              16444H102     3745  1070126 SH       SOLE                  1070126
CONCORDE CAREER COLLEGES INC   COM NEW          20651H201     2343   152646 SH       SOLE                   152646
GEAC COMPUTER LTD              COM              368289104     8622   925100 SH       SOLE                   925100
GENERAL COMMUNICATION INC      CL A             369385109     7018   708919 SH       SOLE                   708919
GENTEK INC                     COM NEW          37245X203     8777   605318 SH       SOLE                   605318
INTERNATIONAL DISPLAYWORKS I   COM              459412102     2079   350000 SH       SOLE                   350000
KADANT INC                     COM              48282T104     3990   198900 SH       SOLE                   198900
KEARNY FINL CORP               COM              487169104     2593   207418 SH       SOLE                   207418
KIRKLANDS INC                  COM              497498105     1476   193943 SH       SOLE                   193943
MAGELLAN HEALTH SVCS INC       COM NEW          559079207     7121   202584 SH       SOLE                   202584
MTR GAMING GROUP INC           COM              553769100     8699  1085958 SH       SOLE                  1085958
NOVELIS INC                    COM              67000X106    19525   910700 SH       SOLE                   910700
PACTIV CORP                    COM              695257105     3632   207300 SH       SOLE                   207300
PARLUX FRAGRANCES INC          COM              701645103     1949    66900 SH       SOLE                    66900
PINNACLE AIRL CORP             COM              723443107    10358  1593504 SH       SOLE                  1593504
PINNACLE ENTMT INC             COM              723456109    14919   813900 SH       SOLE                   813900
PRG-SCHULTZ INTERNATIONAL IN   COM              69357C107     3152  1050751 SH       SOLE                  1050751
PRIMUS TELECOMMUNICATIONS GR   COM              741929103      200   196130 SH       SOLE                   196130
RCN CORP                       COM NEW          749361200    13967   658207 SH       SOLE                   658207
RETAIL VENTURES INC            COM              76128Y102     3294   300000 SH       SOLE                   300000
SAFEGUARD SCIENTIFICS INC      COM              786449108     1943  1123400 SH       SOLE                  1123400
STAKTEK HLDGS INC              COM              85256P106     2504   691802 SH       SOLE                   691802
SUN HYDRAULICS CORP            COM              866942105     2734   112500 SH       SOLE                   112500
SUPERIOR ESSEX INC             COM              86815V105     6375   353980 SH       SOLE                   353980
SYMANTEC CORP                  COM              871503108     1760    77688 SH       SOLE                    77688
USEC INC                       COM              90333E108    10858   972900 SH       SOLE                   972900